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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-22987

                          Pioneer ILS Interval Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2015 through October 31, 2016


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


                         Pioneer ILS
                         Interval Fund

--------------------------------------------------------------------------------
                         Annual Report | October 31, 2016
--------------------------------------------------------------------------------

                         Ticker Symbol:   XILSX

                         [LOGO] PIONEER
                                Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

President's Letter                                                             2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              9

Prices and Distributions                                                      10

Performance Update                                                            11

Schedule of Investments                                                       12

Financial Statements                                                          18

Financial Highlights                                                          22

Notes to Financial Statements                                                 23

Report of Independent Registered Public Accounting Firm                       37

Approval of Investment Advisory Agreement                                     39

Trustees, Officers and Service Providers                                      44

                          Pioneer ILS Interval Fund | Annual Report | 10/31/16 1

President's Letter

Dear Shareowner,

While investors were greeted with a challenging market environment for the first several weeks of the new year, the U.S. market generated modest single-digit returns for both stocks and bonds through September 30th (the Bloomberg Barclays Aggregate Bond Index was up by 5.8% through September 30, 2016, and the Standard & Poor's 500 Index was up by 7.8%). Yet, it is becoming increasingly clear that the investment landscape is undergoing significant change. For the past eight years, global central banks have been the dominant force in the markets by maintaining government bond yields at close to zero in an effort to stimulate economic growth. With little room to lower rates further, however, central banks may be losing their effectiveness. Many economies around the world are experiencing slow growth as they face a variety of challenges, including the shifting geopolitics driving "Brexit" - the United Kingdom's pending exit from the European Union - as well as related movements in Europe, limited productivity gains, aging populations, and transitioning economic models in China and other emerging markets. In the United States, gross domestic product
(GDP) grew at a rate of approximately 1.2% in the first half of 2016, but GDP growth registered a strong uptick in the third quarter of the year, driven primarily by U.S. consumers.

Investors currently face a difficult environment. Government bond yields, as noted earlier, had been near zero for most of the year and offered minimal opportunity to produce income. However, recent developments such as the Federal Reserve's decision to increase the Federal funds rate before the end of 2016 have driven yields slightly higher. The central bank-driven bull market in riskier assets has pushed up valuations towards historic highs in the equity and investment-grade and high-yield corporate bond markets. Central banks have pledged to move gradually to normalize interest-rate policies as the global economy recovers, but it will take many years for this historic credit cycle to unwind. Politics may also influence markets or investor sentiment given the current global political landscape. Donald Trump's surprising victory in the November U.S. presidential election seems to have sparked a late-year market rally, given the pro-growth proposals he promoted on the campaign trail, but it is unclear just how many of his policy initiatives will be implemented. In addition, continued challenges with Brexit and other geopolitical issues have the potential to increase market volatility going forward. Against this backdrop, investors are likely to face ongoing challenges when it comes to finding opportunities for both income and capital appreciation, and while much has been made of passive investing, we believe all investment decisions are active choices.

2 Pioneer ILS Interval Fund | Annual Report | 10/31/16

Throughout Pioneer's history, we have believed in the importance of active management. During challenging market conditions, we view the value of active management as even more compelling. Our experienced and tenured investment teams focus on identifying value across global markets using proprietary research, careful risk management, and a long-term perspective. We believe our shareowners can benefit from the experience and tenure of our investment teams as well as the insights generated from our extensive research process.

As always, and particularly during times of market uncertainty, we encourage you to work with your financial advisor to develop an overall investment plan that addresses both your short- and long-term goals, and to implement such a plan in a disciplined manner.

We greatly appreciate the trust you have placed in us and look forward to continuing to serve you in the future.

Sincerely,

/s/ Lisa M. Jones

Lisa M. Jones
President and CEO
Pioneer Investment Management USA Inc.
December 19, 2016

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

                          Pioneer ILS Interval Fund | Annual Report | 10/31/16 3

Portfolio Management Discussion | 10/31/16

Insurance-linked investments generated solid, positive performance during the 12-month period ended October 31, 2016, benefiting from a relatively mild season for natural disasters. In the following interview, Charles Melchreit and Chin Liu discuss the factors that affected the performance of the Fund during the 12-month period. Mr. Melchreit, Director of Investment-Grade Management, a senior vice president and a portfolio manager at Pioneer, and Mr. Liu, a vice president and a portfolio manager at Pioneer, are responsible for day-to-day management of the Fund.

Q    How did the Fund perform during the 12 months ended October 31, 2016?

A The Pioneer ILS Interval Fund returned 11.23% at net asset value during the 12-month period ended October 31, 2016, while the Fund's benchmark, the Bank of America Merrill Lynch (BofA ML) 3-Month U.S. Treasury Bill Index, returned 0.31%.

Q What were the principal factors affecting the Fund's performance during the 12-month period ended October 31, 2016?

A The Fund delivered healthy results over the period, as the property-and-casualty reinsurance industry benefited from a relatively light flow of major damage claims originating from natural disasters. To be sure, there were a number of headline-making events during the Fund's fiscal year, most notably a massive forest fire in Alberta, Canada, which surrounded oil fields and destroyed almost one-third of the properties in Fort McMurray, causing $4-to-$5 billion in damage claims (measured in Canadian dollars). The second-largest event was the April 2016 tornado cluster that hit multiple locations in Texas, generating more than $3 billion in property claims. Several other events, including Hurricane Matthew on the East Coast of the U.S., an earthquake in April in Japan, river floods in June in Germany, Belgium, and France, and a number of Pacific typhoons, also grabbed headlines and resulted in substantial claims.

     Other factors or events that negatively affected the Fund's performance during the full 12-month period included claims resulting from damage caused by floods in the United Kingdom during December 2015, which had a notable negative impact on the Fund's returns, and a magnitude 6.6 earthquake that struck Italy on October 30, right before the end of the period.

     With regard to the events in Italy, it was indeed fortunate that Italian officials had already evacuated most of the towns in the area affected by the earthquake on October 30 because of a series of smaller seismic events earlier in the month. As a result, deaths and severe injuries resulting from the larger earthquake on October 30 were minimal. Damage-cost estimates connected to the Italian earthquakes are wide-ranging and were incomplete

4 Pioneer ILS Interval Fund | Annual Report | 10/31/16 as of period end. With that said, the estimate models do not account for the fact that the area had already suffered significant damage due to the earlier seismic activity. Therefore, we believe the actual losses will be lower, given that many buildings had already collapsed in the earlier events.

     The Fund had some exposure to the Italian earthquakes through a few collateralized reinsurance and quota share transactions, and we expect a negative impact on the Fund's performance due to those events. However, we believe the overall effects will be minor.

     Overall, however, there were no cataclysmic events such as a Category 5 hurricane making landfall in a populated area, which would have resulted in unexpectedly massive claims for the insurance industry. Due to the relatively benign natural-disaster environment during the period, investors in insurance-linked securities, including Pioneer ILS Interval Fund, had a generally profitable 12 months.

Q Could you briefly describe the Fund's investment approach and discuss the types of investments that the portfolio may typically hold?

A The Fund invests in instruments sponsored by property-and-casualty reinsurance companies, either as publicly-traded securities or as private placements. The instruments allow investors to participate in the potential rewards - and risks - of major claims events, most commonly originating from natural disasters. The Fund's performance is based on potential premiums or coupons it receives in exchange for covering identified insurance risks.

     The Fund's main approach is to seek investment opportunities in insurance-linked products whose performance typically is not influenced by the factors that tend to affect the capital markets, such as macroeconomic trends, geopolitical events, and commodity prices. As such, we believe the Fund can be a diversification* tool for investors seeking alternatives to investments in traditional asset classes, such as stocks or bonds.

     Specific investments in the Fund's portfolio include "reinsurance sidecars," which give investors the right to share in the profits (or losses) of a reinsurance company's business, and "catastrophe bonds," which typically are structured to cover specific types of insurance losses, such as hurricane or earthquake damage in a specified region. An example of a catastrophe bond would be a bond structured to relate specifically to a designated type of storm and region, such as Atlantic coastal hurricanes occurring over a specified timeframe.

     The Fund's portfolio is diversified across many different types of reinsurance risk, and varied by category of event, geographic region and type of security.

*    Diversification does not assure a profit nor protect against loss.

                          Pioneer ILS Interval Fund | Annual Report | 10/31/16 5

     In making investment decisions, Pioneer's investment team, including analysts and managers with deep experience in insurance-linked investments, employ quantitative analysis tools to estimate expected losses and probabilities. To select a diversified group of investments for the portfolio, the investment team combines the quantitative analysis with more qualitative analysis of the structure, quality, and experience of the ceding reinsurance company.

Q Did the Fund invest in any derivative securities during the 12-month period ended October 31, 2016? If so, did the derivatives have a material impact on the Fund's performance?

A The Fund did have investments in currency forward contracts as a means of hedging the effects on the portfolio of changes in the relative values of foreign currencies. The exposure did not have a material effect on the Fund's results during the period.

Q What factors affected the Fund's distributions to shareholders during the 12-month period ended October 31, 2016?

A The Fund does not distribute income monthly. Rather, distributions are determined each year based on the premiums earned from the portfolio's investments during the previous 12 months. The Fund's first annual dividend** payment was in December 2015.

Q    What is your investment outlook?

A We believe that good potential investment opportunities are available in the insurance-linked asset class, particularly for experienced investors who continually monitor trends in risk underwriting and claims experience of casualty companies.

     We have seen a gradual decline, and more recently stabilization, in the level of premiums investors receive from insurance-linked securities in recent years. The decline appeared to derive from the lack of any cataclysmic events over the past few years, which has allowed reinsurance companies to build up their capital positions and give them the financial strength to reduce their use of reinsurance or retrocessional contracts. Due to the drop in premiums, the potential gains for investors in insurance-linked securities may have declined. That is particularly true for catastrophe bonds sold in public markets, as they are relatively liquid and therefore can come with lower potential premiums offered. As a result, we have started to see catastrophe bonds priced less attractively than private placements.

     As for private placements, we have observed greater stability, primarily in three types of investments: quota share instruments (also known as reinsurance sidecars), collateralized insurance, and industry loss warranties.

**   Dividends are not guaranteed.

6 Pioneer ILS Interval Fund | Annual Report | 10/31/16

     Sidecars, as we discussed earlier, give investors a share in the profits or losses of a reinsurance insurance industry's business. Collateralized insurance instruments are private insurance products based on the loss experience of a particular insurance company. Industry loss warranties are private reinsurance contracts triggered by the general loss experience of the insurance industry.

     In managing the Fund, we plan to continue to maintain a well-diversified portfolio, with different types of risk exposures as well as broad geographic exposure, with the ongoing objective of delivering strong risk-adjusted returns for shareholders.

Please refer to the Schedule of Investments on pages 12-17 for a full listing of Fund securities.

All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment.

The Fund is not a complete investment program.

The Fund invests primarily in insurance-linked securities ("ILS"), which are high-yield debt securities that involve a high degree of risk.

The Fund is operated as an interval fund, meaning the Fund will seek to conduct quarterly repurchase offers for a percentage of the Fund's outstanding shares. Although the Fund will make quarterly repurchase offers, the Fund's shares should be considered illiquid.

Insurance-linked securities may include event-linked bonds (also known as insurance-linked bonds or catastrophe bonds). The return of principal and the payment of interest on event-linked bonds are contingent on the non-occurrence of a predefined "trigger" event that leads to physical or economic loss, such as a hurricane or an aerospace catastrophe.

Event-linked bonds may expose the Fund to other risks, including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

The Fund may also invest in structured reinsurance investments or similar instruments structured to comprise a portion of a reinsurer's catastrophe-oriented business (known as "quota share" instruments or "reinsurance sidecars"). Investors participate in the premiums and losses associated with these underlying contracts, into which the Fund has limited transparency.

The size of the ILS market may change over time, which may limit the availability of ILS for investment. The availability of ILS in the secondary market may also be limited.

                          Pioneer ILS Interval Fund | Annual Report | 10/31/16 7

Certain securities, including ILS, structured reinsurance investments and derivatives, may be impossible or difficult to purchase, sell, or unwind. Such securities and derivatives also may be difficult to value.

The values of Fund holdings may go up or down, due to market conditions, inflation, changes in interest or currency rates and lack of liquidity in the bond market.

Investments in high yield or lower-rated securities are subject to greater-than-average price volatility, illiquidity, and possibility of default.

When interest rates rise, the prices of fixed income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities will generally rise.

Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations.

Prepayment risk is the chance that an issuer may exercise its right to prepay its security, if falling interest rates prompt the issuer to do so. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation.

The Fund may invest in floating-rate loans and similar instruments which may be illiquid or less liquid than other investments. The value of any collateral can decline or be insufficient to meet the issuer's obligations.

The securities issued by U.S. Government-sponsored entities (e.g., FNMA, Freddie
Mac) are neither guaranteed nor issued by the U.S. Government.

The Fund may use derivatives, such as swaps, inverse floating-rate obligations and others, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on the Fund's performance. Derivatives may have a leveraging effect.

Investing in foreign and/or emerging market securities involves risks relating to interest rates, currency exchange rates, and economic and political conditions.

These risks may increase share price volatility.

Before investing, consider the product's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus or summary prospectus containing this information. Read it carefully. There is no assurance that these and other strategies used by the Fund will be successful.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

8 Pioneer ILS Interval Fund | Annual Report | 10/31/16

Portfolio Summary | 10/31/16

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Structured Reinsurance Investments                                         83.2%
Event Linked Bonds                                                         16.8%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term holdings)*

 1. Pangaea Re, Series 2016-2, Principal at Risk Notes, 11/30/20                    13.08%
------------------------------------------------------------------------------------------
 2. Gullane Segregated Account (Artex SAC Ltd.), Variable Rate Note 11/30/20         7.36
------------------------------------------------------------------------------------------
 3. Versutus 2016, Class A-1, Variable Rate Notes, 11/30/20                          6.74
------------------------------------------------------------------------------------------
 4. Eden Re II, Ltd., 4/23/19 (144A)                                                 5.77
------------------------------------------------------------------------------------------
 5. Gleneagles Segregated Account (Artex SAC Ltd), Variable Rate Notes, 11/30/20     4.94
------------------------------------------------------------------------------------------
 6. Eden Re II, Variable Rate Notes, 4/23/19                                         4.77
------------------------------------------------------------------------------------------
 7. Arlington Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 8/31/17      4.15
------------------------------------------------------------------------------------------
 8. Lorenz Re, Ltd., Variable Rate Notes, 3/31/19                                    3.85
------------------------------------------------------------------------------------------
 9. Pangaea Re., Variable Rate Notes, 2/1/20                                         3.58
------------------------------------------------------------------------------------------
10. Carnosutie 2016-N, Segregated Account (Artex SAC Ltd.), Variable Rate
    Notes, 11/30/20                                                                  3.36
------------------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.

                          Pioneer ILS Interval Fund | Annual Report | 10/31/16 9

Prices and Distributions | 10/31/16

Net Asset Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      10/31/16                     10/31/15
--------------------------------------------------------------------------------
      Net Asset Value                  $11.09                       $10.59
--------------------------------------------------------------------------------

Distributions
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                             Short-Term         Long-Term
                          Dividends         Capital Gains      Capital Gains
--------------------------------------------------------------------------------
11/1/15 - 10/31/16         $0.6373               $--              $--
--------------------------------------------------------------------------------

The data shown above represents past performance, which is no guarantee of future results.

Index Definition
--------------------------------------------------------------------------------
The Bank of America Merrill Lynch (BofA ML) 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days, that assumes reinvestment of all income. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" chart appearing on page 11.

10 Pioneer ILS Interval Fund | Annual Report | 10/31/16

Performance Update | 10/31/16

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in market value, plus reinvested dividends and distributions, of a $10,000 investment made in common shares of Pioneer ILS Interval Fund during the periods shown, compared to that of the Bank of America Merrill Lynch (BofA ML) 3-Month U.S. Treasury Bill Index.

Average Annual Total Returns
(As of October 31, 2016)
--------------------------------------------------------------------------------
                        Net        BofA ML
                        Asset      3-Month
                        Value      U.S. Treasury
Period                  (NAV)      Bill Index
--------------------------------------------------------------------------------
Life of Fund
(12/22/2014)             9.21%     0.17%
1 Year                  11.23      0.31
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated February 10, 2016)
--------------------------------------------------------------------------------
                        Gross      Net
--------------------------------------------------------------------------------
                        2.60%      2.10%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment


                   Pioneer ILS Interval   BofA ML 3-Month U.S.
                   Fund                   Treasury Bill Index
12/14              $10,000                $10,000
10/15              $10,601                $10,001
10/16              $11,769                $10,032

Call 1-844-391-3034 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

Performance data shown represents past performance. Past performance is no guarantee of future results. Investment return and market price will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Performance, including short-term performance, is not indicative of future results. Because the Fund is new, it may not be fully invested and/or it may have a larger cash allocation, both of which may have an impact on performance. All results are historical and assume the reinvestment of dividends and capital gains.

The Fund has no sales charges. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through March 1, 2017. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions.

Please refer to the financial highlights for a more current expense ratio.

                         Pioneer ILS Interval Fund | Annual Report | 10/31/16 11

Schedule of Investments | 10/31/16

-------------------------------------------------------------------------------------------------------
Principal         Floating
Amount            Rate (b)
USD ($)           (unaudited)                                                           Value
-------------------------------------------------------------------------------------------------------
                                 CORPORATE BONDS -- 100.2%
                                 INSURANCE -- 100.2%
                                 Reinsurance -- 100.2%
        500,000         3.24     Akibare Re, Ltd., Floating Rate Note, 4/7/20 (Cat
                                 Bond) (144A)                                           $      510,200
        600,000         5.78     Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat
                                 Bond) (144A)                                                  623,340
      2,100,000                  Arlington Segregated Account (Artex SAC Ltd.),
                                 Variable Rate Notes, 8/31/16 (c) (d)                          102,060
      6,500,000                  Arlington Segregated Account (Artex SAC Ltd.),
                                 Variable Rate Notes, 8/31/17 (c) (d)                        6,721,000
      3,000,000                  Berwick 2016-1 Segregated Account (Artex SAC
                                 Ltd.), Variable Rate Notes, 2/1/18 (c) (d)                  3,138,600
      1,500,000                  Berwick Segregated Account (Artex SAC Ltd.),
                                 Variable Rate Note, 1/22/16 (c) (d)                            45,000
        500,000        14.11     Blue Halo Re, Ltd., Floating Rate Note, 6/21/19 (Cat
                                 Bond) (144A)                                                  484,800
        250,000         5.50     Caelus Re IV, Ltd., Floating Rate Note, 3/6/20 (Cat
                                 Bond) (144A)                                                  261,075
      1,250,000         7.06     Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat
                                 Bond) (144A)                                                1,279,125
      5,000,000                  Carnosutie 2016-N,Segregated Account (Artex
                                 SAC Ltd.), Variable Rate Notes, 11/30/20 (c) (d)            5,442,000
      2,000,000                  Carnoustie Segregated Account (Artex SAC Ltd.),
                                 Variable Rate Notes, 2/19/16 (c) (d)                           40,800
      1,000,000         7.72     Citrus Re, Ltd., Floating Rate Note, 2/25/19 (Cat
                                 Bond) (144A)                                                1,047,600
        250,000         4.02     Cranberry Re, Ltd., Floating Rate Note, 7/6/18 (Cat
                                 Bond) (144A)                                                  256,875
      2,000,000                  Denning 2016 Segregated Account (Artex SAC Ltd.),
                                 Variable Rate Notes, 7/7/17 (c) (d)                         1,975,200
EUR   1,000,000                  Dundonald Segregated Account (Artex SAC Ltd.),
                                 Variable Rate Notes, 1/17/17 (c) (d)                        1,062,057
      8,400,000                  Eden Re II, Ltd., 4/23/19 (144A) (c) (d)                    9,357,600
          6,034                  Eden Re II, Ltd., Variable Rate Notes, 4/19/18
                                 (144A) (c) (d)                                                104,682
      6,930,000                  Eden Re II, Variable Rate Notes, 4/23/19 (c) (d)            7,722,792
        500,000         4.00     First Coast Re 2016, Ltd., Floating Rate Note,
                                 6/7/19 (Cat Bond) (144A)                                      508,450
      1,250,000        13.50     Galileo Re, Ltd., Floating Rate Note, 1/8/19 (Cat
                                 Bond) (144A)                                                1,307,375
        750,000         9.00     Galileo Re, Ltd., Floating Rate Note, 1/8/19 (Cat
                                 Bond) (144A)                                                  777,450

The accompanying notes are an integral part of these financial statements.

12 Pioneer ILS Interval Fund | Annual Report | 10/31/16

-------------------------------------------------------------------------------------------------------
Principal         Floating
Amount            Rate (b)
USD ($)           (unaudited)                                                           Value
-------------------------------------------------------------------------------------------------------
                                 Reinsurance -- (continued)
      1,000,000         7.74     Galileo Re, Ltd., Floating Rate Note, 1/9/17 (Cat
                                 Bond) (144A)                                           $    1,008,200
      7,000,000                  Gleneagles Segregated Account (Artex SAC Ltd.),
                                 Variable Rate Notes, 11/30/20 (c) (d)                       8,014,300
     11,000,000                  Gullane Segregated Account (Artex SAC Ltd.),
                                 Variable Rate Note 11/30/20 (c) (d)                        11,936,100
      1,500,000         6.75     Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19
                                 (Cat Bond) (144A)                                           1,553,100
      1,500,000         9.25     Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19
                                 (Cat Bond) (144A)                                           1,569,150
      1,500,000         5.06     Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18
                                 (Cat Bond) (144A)                                           1,536,900
      1,000,000         4.81     Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18
                                 (Cat Bond) (144A)                                           1,020,300
      2,100,000                  Kingsbarns Segregated Account (Artex SAC Ltd.),
                                 Variable Rate Notes, 5/15/17 (c) (d)                        2,016,840
      1,750,000                  Lahinch Re, Variable Rate Notes, 5/10/21 (c) (d)            1,726,550
        550,000        10.09     Loma Reinsurance, Ltd. Bermuda, Floating Rate
                                 Note, 1/8/18 (Cat Bond) (144A)                                571,065
      2,600,000                  Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (c) (d)         182,000
      6,000,000                  Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (c) (d)       6,246,000
      4,000,000                  Madison Re. Variable Rate Notes, 3/31/19 (c) (d)            4,155,200
      1,250,000         9.10     Mythen Re, Ltd., Series 2012-2 Class A, Floating
                                 Rate Note, 1/5/17 (Cat Bond) (144A)                         1,265,250
      1,700,000                  Nairn 2016 Segregated Account (Artex SAC Ltd.),
                                 Variable Rate Notes, 8/29/17 (c) (d)                        1,627,580
        800,000         3.07     Nakama Re, Ltd., Floating Rate Note, 10/13/21
                                 (Cat Bond) (144A)                                             800,400
      2,000,000                  Pangaea Re, Series 2015-1, Principal at Risk
                                 Notes, 2/1/19 (c) (d)                                          78,400
      6,000,000                  Pangaea Re, Series 2015-2, Principal at Risk
                                 Notes, 11/30/19 (c) (d)                                       626,400
     20,000,000                  Pangaea Re, Series 2016-2, Principal at Risk
                                 Notes, 11/30/20 (c) (d)                                    21,206,001
      4,000,000                  Pangaea Re, Variable Rate Notes, 12/20/16 (c) (d)           3,990,400
      5,220,000                  Pangaea Re., Variable Rate Notes, 2/1/20 (c) (d)            5,804,640
      2,100,000                  Port Rush RE, Variable Rate Notes, 6/15/17 (c) (d)          2,048,970
      2,000,000                  Prestwick Segregated Account (Artex SAC Ltd.),
                                 Variable Rate Notes, 7/1/16 (c) (d)                           149,800

The accompanying notes are an integral part of these financial statements.

                         Pioneer ILS Interval Fund | Annual Report | 10/31/16 13

-------------------------------------------------------------------------------------------------------
Principal         Floating
Amount            Rate (b)
USD ($)           (unaudited)                                                           Value
-------------------------------------------------------------------------------------------------------
                                 Reinsurance -- (continued)
        250,000         5.80     Queen Street IX Re, Ltd., Floating Rate Note,
                                 6/8/17 (Cat Bond) (144A)                               $      250,525
        800,000         5.75     Queen Street X Re, Ltd., Floating Rate Note,
                                 6/8/18 (Cat Bond) (144A)                                      807,120
        500,000         6.15     Queen Street XI Re Dac, Floating Rate Note,
                                 6/7/19 (Cat Bond) (144A)                                      512,950
        250,000        13.02     Residential Reinsurance 2012, Ltd., Floating
                                 Rate Note, 12/6/16 (Cat Bond) (144A)                          252,375
      1,000,000         4.82     Residential Reinsurance 2012, Ltd., Floating
                                 Rate Note, 12/6/16 (Cat Bond) (144A)                        1,002,000
        250,000         9.56     Residential Reinsurance 2013, Ltd., Floating
                                 Rate Note, 6/6/17 (Cat Bond) (144A)                           261,625
        250,000         7.25     Residential Reinsurance 2015, Ltd., Floating
                                 Rate Note, 12/6/19 (Cat Bond) (144A)                          258,575
      1,250,000        11.90     Residential Reinsurance 2016, Ltd., Floating
                                 Rate Note, 6/6/20 (Cat Bond) (144A)                         1,283,250
      2,000,000         0.00     Resilience Re, Ltd., 4/7/17 (Cat Bond)                      1,971,000
      2,100,000         0.00     Resilience Re, Ltd., 6/12/17 (Cat Bond)                     2,081,730
        250,000         3.56     Sanders Re, Ltd., Floating Rate Note, 5/25/18 (Cat
                                 Bond) (144A)                                                  253,475
        950,000         4.21     Sanders Re, Ltd., Floating Rate Note, 5/5/17
                                 (Cat Bond) (144A)                                             960,450
        500,000         3.97     Sanders Re, Ltd., Floating Rate Note, 6/7/17
                                 (Cat Bond) (144A)                                             505,450
      3,800,000                  Sector Re V, Ltd., Variable Rate Notes, 3/1/21 (c) (d)      4,007,860
      3,600,000                  Sector Re V, Ltd., Variable Rate Notes, 3/1/21
                                 (144A) (c) (d)                                              3,833,280
         16,997                  Sector Re V, Ltd., Variable Rate Notes, 12/1/19
                                 (144A) (c) (d)                                                 21,399
      2,250,000                  Sector Re V, Ltd., Variable Rate Notes, 12/1/20
                                 (144A) (c) (d)                                              2,509,425
         15,404                  Sector Re V, Ltd., Variable Rate Notes, 3/1/20
                                 (144A) (c) (d)                                                230,539
         15,833                  Sector Re V, Ltd., Variable Rate Notes, 3/1/20
                                 (144A) (c) (d)                                                356,494
      1,750,000                  Shenandoah 2017-1 Segregated Account (Artex
                                 SAC Ltd.), Variable Rate Notes, 7/7/17 (c) (d)              1,681,225
      5,600,000                  Silverton Re, Ltd., Variable Rate Notes, 9/18/17
                                 (144A) (c) (d)                                                138,320
      2,000,000                  Silverton Re, Ltd., Variable Rate Notes, 9/18/18
                                 (144A) (c) (d)                                              2,130,200

The accompanying notes are an integral part of these financial statements.

14 Pioneer ILS Interval Fund | Annual Report | 10/31/16

-------------------------------------------------------------------------------------------------------
Principal         Floating
Amount            Rate (b)
USD ($)           (unaudited)                                                           Value
-------------------------------------------------------------------------------------------------------
                                 Reinsurance -- (continued)
      2,000,000                  St. Andrews Segregated Account (Artex SAC Ltd.),
                                 Variable Rate Notes, 1/22/16 (c) (d)                   $       39,400
      3,000,000                  St. Andrews Segregated Account (Artex SAC Ltd.),
                                 Variance Rate Notes, 2/1/18 (c) (d)                         3,230,700
        500,000         3.56     Tramline Re II, Ltd., Floating Rate Note, 7/7/17
                                 (Cat Bond) (144A)                                             500,150
     10,000,000                  Versutus 2016, Class A-1, Variable Rate Notes,
                                 11/30/20 (c) (d)                                           10,930,000
      7,000,000                  Versutus Ltd., Series 2015-A, Variable Rate
                                 Notes, 12/31/2017 (c) (d)                                     158,200
                                                                                        ---------------
                                                                                        $  162,069,344
                                                                                        ---------------
                                 Total Insurance                                        $  162,069,344
-------------------------------------------------------------------------------------------------------
                                 TOTAL CORPORATE BONDS
                                 (Cost $151,858,958)                                    $  162,069,344
-------------------------------------------------------------------------------------------------------
                                 TOTAL INVESTMENT IN SECURITIES -- 100.2%
                                 (Cost $151,858,958) (a)                                $  162,069,344
-------------------------------------------------------------------------------------------------------
                                 OTHER ASSETS & LIABILITIES -- (0.2)%                   $     (401,950)
-------------------------------------------------------------------------------------------------------
                                 NET ASSETS -- 100.0%                                   $  161,667,394
=======================================================================================================

(Cat Bond)  Catastrophe or event-linked bond. At October 31, 2016, the value of these securities amounted to $27,281,330 or 16.9% of net assets. See Notes to Financial Statements -- Note 1G.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2016, the value of these securities amounted to $41,910,539 or 26.0% of net assets.

(a) At October 31, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $162,927,816 was as follows:

             Aggregate gross unrealized appreciation for all investments in
               which there is an excess of value over tax cost                    $ 10,785,516
             Aggregate gross unrealized depreciation for all investments in
               which there is an excess of tax cost over value                     (11,643,988)
                                                                                  -------------
             Net unrealized depreciation                                          $   (858,472)
                                                                                  =============

(b) Debt obligation with a variable interest rate. Rate shown is rate at period end.

(c) Structured reinsurance investment. At October 31, 2016, the value of these securities amounted to $134,788,014 or 83.5% of net assets. See Notes to Financial Statements -- Note 1G.

The accompanying notes are an integral part of these financial statements.

                         Pioneer ILS Interval Fund | Annual Report | 10/31/16 15

(d)         Rate to be determined.

Purchases and sales of securities (excluding temporary cash investments) for the year ended October 31, 2016 aggregated $149,690,269 and $32,750,493 respectively.

The Fund is permitted to engage in purchase and sale transactions ("cross trades") with certain funds and accounts for which PIM serves as the Fund's investment adviser, as set forth in Rule 17a-7 under the Investment Company Act of 1940, pursuant to procedures adopted by the Board of Trustees. Under these procedures, cross trades are effected at current market prices.

During the year ended October 31, 2016, the Fund engaged in purchases and sales pursuant to these procedures amounting to $17,022,645 and $--, respectively.

Principal amounts are denominated in U.S. Dollars unless otherwise noted:

EUR         Euro

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

   Level 1 - quoted prices in active markets for identical securities.

   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of October 31, 2016, in valuing the Fund's investments:

---------------------------------------------------------------------------------------------
                                         Level 1      Level 2          Level 3         Total
---------------------------------------------------------------------------------------------
Corporate Bonds                         $     --  $23,228,600   $  138,840,744  $162,069,344
---------------------------------------------------------------------------------------------
     Total                              $     --  $23,228,600   $  138,840,744  $162,069,344
=============================================================================================
Other Financial Instruments
Unrealized depreciation on
  forward foreign currency contracts    $     --  $    (8,203)  $           --  $     (8,203)
---------------------------------------------------------------------------------------------
     Total Other Financial Instruments  $     --  $    (8,203)  $           --  $     (8,203)
=============================================================================================

The accompanying notes are an integral part of these financial statements.

16 Pioneer ILS Interval Fund | Annual Report | 10/31/16

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

--------------------------------------------------------------------------------
                                                                   Corporate
                                                                   Bonds
--------------------------------------------------------------------------------
Balance as of 10/31/15                                             $ 65,104,277
Realized gain (loss)(1)                                                 (91,941)
Change in unrealized appreciation (depreciation)(2)                   5,241,753
Purchases                                                           138,349,770
Sales                                                               (69,763,115)
Changes between Level 3*                                                     --
--------------------------------------------------------------------------------
Balance as of 10/31/16                                             $138,840,744
================================================================================

(1) Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

(2) Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

* Transfers are calculated on the beginning of period values. During the year ended October 31, 2016, there were no transfers between Levels 1, 2 and 3.

     Net change in unrealized appreciation (depreciation) of investments still
     held as of 10/31/16                                                          $ 6,729,692
                                                                                  -----------

The accompanying notes are an integral part of these financial statements.

                         Pioneer ILS Interval Fund | Annual Report | 10/31/16 17

Statement of Assets and Liabilities | 10/31/16

ASSETS:
  Investment in securities (cost $151,858,958)                           $162,069,344
  Foreign currencies, at value (cost $5,443)                                    5,483
  Receivables --
     Interest                                                                 152,354
  Due from Pioneer Investment Management, Inc.                                 40,704
  Other assets                                                                 23,423
--------------------------------------------------------------------------------------
        Total assets                                                     $162,291,308
======================================================================================
LIABILITIES:
  Payables --
     Trustee fees                                                        $        662
  Due to custodian                                                            384,895
  Unrealized depreciation on forward foreign currency contracts                 8,203
  Due to affiliates                                                            31,208
  Accrued expenses                                                            198,946
--------------------------------------------------------------------------------------
        Total liabilities                                                $    623,914
======================================================================================
NET ASSETS:
  Paid-in capital                                                        $150,261,815
  Undistributed net investment income                                       1,817,605
  Accumulated net realized loss on investments, swap contracts and
     foreign currency transactions                                           (614,249)
  Net unrealized appreciation on investments                               10,210,386
  Net unrealized depreciation on forward foreign currency contracts and
     other assets and liabilities denominated in foreign currencies            (8,163)
--------------------------------------------------------------------------------------
        Net assets                                                       $161,667,394
======================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  (based on $161,667,394/14,581,671 shares)                              $      11.09
======================================================================================

The accompanying notes are an integral part of these financial statements.

18 Pioneer ILS Interval Fund | Annual Report | 10/31/16

Statement of Operations

For the Year Ended 10/31/16

INVESTMENT INCOME:
  Interest (net of foreign taxes withheld of $10,193)          $9,546,792
-----------------------------------------------------------------------------------------
        Total investment income                                              $ 9,546,792
-----------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                              $2,080,350
  Transfer agent fees                                              46,980
  Shareholder communications expense                               92,620
  Administrative expense                                           50,412
  Custodian fees                                                    6,089
  Registration fees                                                40,229
  Professional fees                                               214,287
  Printing expense                                                 30,738
  Fees and expenses of nonaffiliated Trustees                       7,312
  Pricing expense                                                   1,376
  Miscellaneous                                                     6,680
-----------------------------------------------------------------------------------------
     Total expenses                                                          $ 2,577,073
     Less fees waived and expenses reimbursed by
        Pioneer Investment Management, Inc.                                      (80,653)
-----------------------------------------------------------------------------------------
     Net expenses                                                            $ 2,496,420
-----------------------------------------------------------------------------------------
        Net investment income                                                $ 7,050,372
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
     Investments                                               $ (568,610)
     Swap contracts                                                 2,042
     Forward foreign currency contracts and other assets
        and liabilities denominated in foreign currencies          17,836    $  (548,732)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) on:
     Investments                                               $5,903,695
     Forward foreign currency contracts and other assets
        and liabilities denominated in foreign currencies          (8,163)   $ 5,895,532
-----------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments,
     swap contracts and foreign currency transactions                        $ 5,346,800
-----------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                       $12,397,172
=========================================================================================

The accompanying notes are an integral part of these financial statements.

                         Pioneer ILS Interval Fund | Annual Report | 10/31/16 19

Statements of Changes in Net Assets

---------------------------------------------------------------------------------------
                                                           Year Ended     12/22/14 (a)
                                                           10/31/16 (b)   to 10/31/15
---------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income (loss)                               $  7,050,372   $   (663,880)
Net realized gain (loss) on investments, swap contracts
  and foreign currency transactions                            (548,732)          (250)
Change in net unrealized appreciation (depreciation)
  on investments and foreign currency transactions            5,895,532      4,306,691
---------------------------------------------------------------------------------------
     Net increase in net assets resulting from operations  $ 12,397,172   $  3,642,561
---------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
     Fund ($0.64 and $0.00 per share, respectively)        $ (4,634,154)  $         --
---------------------------------------------------------------------------------------
        Total distributions to shareowners                 $ (4,634,154)  $         --
---------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $ 90,058,728   $ 72,096,793
Initial capitalization                                               --        100,000
Reinvestment of distributions                                 4,597,661             --
Cost of shares repurchased                                  (16,151,678)      (439,689)
---------------------------------------------------------------------------------------
     Net increase in net assets resulting
        from Fund share transactions                       $ 78,504,711   $ 71,757,104
---------------------------------------------------------------------------------------
     Net increase in net assets                            $ 86,267,729   $ 75,399,665
NET ASSETS:
Beginning of year                                          $ 75,399,665   $         --
---------------------------------------------------------------------------------------
End of year                                                $161,667,394   $ 75,399,665
---------------------------------------------------------------------------------------
Undistributed net investment income (Net investment loss)  $  1,817,605   $   (663,880)
=======================================================================================

----------------------------------------------------------------------------------------
                                Year Ended   Year Ended      12/22/14 (a)   12/22/14 (a)
                                10/31/16     10/31/16        to 10/31/15    to 10/31/15
                                Shares       Amount          Shares         Amount
----------------------------------------------------------------------------------------
FUND SHARE TRANSACTION
Initial capitalization                  --   $          --      10,000      $   100,000
Shares sold                      8,525,836      90,058,728   7,152,608       72,096,793
Reinvestment of distributions      448,115       4,597,661          --               --
Less shares repurchased         (1,512,133)    (16,151,678)    (42,755)        (439,689)
----------------------------------------------------------------------------------------
   Net increase                  7,461,818   $  78,504,711   7,119,853      $71,757,104
========================================================================================

(a)  The Fund shares commenced operations on December 22, 2014.

(b) At October 31, 2016, PIM owned 5.7% of the value of the outstanding shares of Pioneer ILS Interval Fund.

The accompanying notes are an integral part of these financial statements.

20 Pioneer ILS Interval Fund | Annual Report | 10/31/16

Statement of Cash Flows

For the Year Ended 10/31/16

CASH FLOWS FROM OPERATING ACTIVITIES:
   Net increase in net assets resulting from operations                         $  12,397,172
----------------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
   Purchase of long-term investment securities                                   (157,605,800)
   Proceeds from sale of long-term investment securities                           74,831,836
   Net accretion and amortization of discount/premium on investment securities       (616,763)
   Net realized loss on investments                                                   568,610
   Change in unrealized forward foreign currency contracts and other
      assets and liabilities denominated in foreign currencies                          8,163
   Change in net unrealized appreciation on investments                            (5,903,695)
   Increase in interest receivable                                                    (97,583)
   Decrease in due from Pioneer Investment Management, Inc.                             9,798
   Decrease in prepaid expenses                                                        29,109
   Decrease in trustee fees payable                                                       (32)
   Decrease in due to affiliates                                                       (3,153)
   Increase in other assets                                                           (23,423)
   Increase in accrued expenses                                                        43,111
   Increase in due to custodian                                                       384,895
----------------------------------------------------------------------------------------------
      Net cash used in operating activities                                     $ (75,977,755)
----------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Proceeds from shares sold                                                    $  92,058,628
   Less shares repurchased                                                        (16,151,678)
   Distributions to shareholders                                                      (36,493)
----------------------------------------------------------------------------------------------
      Net cash provided by financing activities                                 $  75,870,457
----------------------------------------------------------------------------------------------
EFFECT OF FOREIGN CASH FLUCTUATIONS ON CASH:
   Effect of foreign exchange fluctuations on cash                                         40
----------------------------------------------------------------------------------------------
CASH AND FOREIGN CURRENCIES:
   Beginning of the period                                                      $     112,741
----------------------------------------------------------------------------------------------
   End of period                                                                $       5,483
==============================================================================================
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of
   reinvestment of distributions                                                $   4,597,661

The accompanying notes are an integral part of these financial statements.

                         Pioneer ILS Interval Fund | Annual Report | 10/31/16 21

Financial Highlights

---------------------------------------------------------------------------------------------------
                                                                          Year
                                                                          Ended      12/22/14
                                                                          10/31/16   to 10/31/15
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $  10.59   $    10.00
---------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (loss) (a)                                        $   0.63   $    (0.12)
  Net realized and unrealized gain (loss) on investments                      0.51         0.71
---------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                        $   1.14   $     0.59
---------------------------------------------------------------------------------------------------
Distribution to shareowners:
  Net investment income                                                   $  (0.64)  $       --
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                $   0.50   $     0.59
---------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $  11.09   $    10.59
===================================================================================================
Total return*                                                                11.23%        5.90%(b)
Ratio of net expenses to average net assets                                   2.10%        2.10%**
Ratio of net investment income (loss) to average net assets                   5.93%       (1.30)%**
Portfolio turnover rate                                                         29%           1%
Net assets, end of period (in thousands)                                  $161,667   $   75,400
Ratios with no waiver of fees and assumption of expenses by Pioneer
  Investment Management, Inc. and no reduction for fees paid indirectly:
  Total expenses to average net assets                                        2.17%        2.60%**
  Net investment income (loss) to average net assets                          5.86%       (1.80)%**
===================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

(a) The per share data presented above is based on the average shares outstanding for the period presented.

(b)  Not annualized.

The accompanying notes are an integral part of these financial statements.

22 Pioneer ILS Interval Fund | Annual Report | 10/31/16

Notes to Financial Statements | 10/31/16

1. Organization and Significant Accounting Policies

Pioneer ILS Interval Fund (the "Fund") was organized as a Delaware statutory trust on July 15, 2014. Prior to commencing operations on December 22, 2014, the Fund had no operations other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The investment objective of the Fund is to seek total return.

The Fund offers an unlimited amount of shares through Pioneer Funds Distributor, Inc., the principal underwriter for the Fund and a wholly-owned indirect subsidiary of UniCredit S.p.A. (UniCredit). Shares are offered in a continuous offering at the Fund's current net asset value (NAV) per share.

The Fund's ability to accept offers to purchase shares may be limited when appropriate investments for the Fund are not available. Shares are generally available for purchase by registered investment advisers acting in a fiduciary capacity on behalf of their clients and by or through other qualified intermediaries and programs sponsored by such qualified financial intermediaries. Shares are also available to certain direct investors, which may be individuals, trusts, foundations and other institutional investors. Initial investments are subject to investment minimums described in the prospectus. Registered investment advisers and other financial intermediaries may impose different or additional minimum investment and eligibility requirements from those of the fund. Pioneer or the Distributor may waive the fund's minimum investment requirements.

The Fund is an "interval" fund and makes periodic offers to repurchase shares (See Note 7). Except as permitted by the Fund's structure, no shareholder will have the right to require the Fund to repurchase its shares. No public market for shares exists, and none is expected to develop in the future. Consequently, shareholders generally will not be able to liquidate their investment other than as a result of repurchases of their shares by the Fund.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles (U.S. GAAP) that require the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

                         Pioneer ILS Interval Fund | Annual Report | 10/31/16 23

The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

A.   Security Valuation

     The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE.

     Fixed-income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed-income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.

     The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.

     Event-linked bonds or catastrophe bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance linked securities (including sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance industry valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.

     Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts) are valued at the dealer quotations obtained from reputable International Swap Dealers Association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

24 Pioneer ILS Interval Fund | Annual Report | 10/31/16

     Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate and forward points, in each case provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.

     Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc. (PIM), the Fund's investment adviser and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), pursuant to procedures adopted by the Fund's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

     Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices and such differences could be material.

     At October 31, 2016, there were no securities valued using fair value methods (other than securities valued using prices supplied by independent pricing services, broker-dealers or using a third party insurance industry pricing model).

B.   Investment Income and Transactions

     Interest income, including interest on income-bearing cash accounts, is recorded on an accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Discounts and premiums on purchase prices of debt securities are accreted or amortized, respectively, daily, into interest income on an effective yield to maturity basis with a corresponding increase or decrease in the cost basis of the security. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns.

                         Pioneer ILS Interval Fund | Annual Report | 10/31/16 25

     Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in the market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D.   Forward Foreign Currency Contracts

     The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 4).

E.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. As of October 31, 2016, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed since inception are subject to examination by Federal and State tax authorities.

     The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement and tax purposes. Capital accounts within the financial statements

26 Pioneer ILS Interval Fund | Annual Report | 10/31/16 are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences. At October 31, 2016, the Fund reclassified $65,267 to increase undistributed net investment income and $65,267 to increase accumulated net realized loss on investments, swap contracts and foreign currency transactions to reflect permanent book/tax differences. These adjustments have no impact on net assets or the results of operations.

     At October 31, 2016, the Fund was permitted to carry forward indefinitely $107,189 of short-term losses and $507,060 of long-term losses under the Regulated Investment Company Modernization Act of 2010 without limitation.

     The tax character of distributions paid during the fiscal years ended October 31, 2016 and October 31, 2015 were as follows:

     ---------------------------------------------------------------------------
                                                                 2016       2015
     ---------------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                                       $4,634,154       $ --
     ---------------------------------------------------------------------------
          Total                                            $4,634,154       $ --
     ===========================================================================

     The following shows the components of distributable earnings on a federal income tax-basis at October 31, 2016:

     ---------------------------------------------------------------------------
                                                                           2016
     ---------------------------------------------------------------------------
     Distributable earnings:
     Undistributed ordinary income                                  $12,878,260
     Capital loss carryforward                                         (614,249)
     Net unrealized depreciation                                       (858,432)
     ---------------------------------------------------------------------------
         Total                                                      $11,405,579
     ===========================================================================

     The difference between book-basis and tax-basis net unrealized depreciation is attributable to adjustments relating to catastrophe bonds and the mark to market of forward contracts.

F.   Risks

     Information regarding the Fund's principal risks is contained in the Fund's original offering prospectus, with additional information included in the Fund's shareowner reports issued from time to time. Please refer to those documents when considering the Fund's principal risks. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

     The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, inflation,

                         Pioneer ILS Interval Fund | Annual Report | 10/31/16 27 changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

     Interest rates in the U.S. recently have been historically low, so the Fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities.

     The Fund invests primarily in insurance-linked securities (ILS). ILS may include event-linked bonds (also known as insurance-linked bonds or catastrophe bonds), quota share instruments (also known as "reinsurance sidecars"), collateralized reinsurance investments, industry loss warranties, event-linked swaps, securities of companies in the insurance or reinsurance industries, and other insurance and reinsurance-related securities. Because ILS are typically rated below investment grade or unrated, a substantial portion of the Fund's assets ordinarily will consist of below investment grade (high yield) debt securities. Below investment grade securities are commonly referred to as "junk bonds" and are considered speculative with respect to the issuer's capacity to pay interest and repay principal. Below investment grade securities, including floating rate loans, involve greater risk of loss, are subject to greater price volatility, and are less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities. The Fund may invest in securities of issuers that are in default or that are in bankruptcy. The value of collateral, if any, securing a floating rate loan can decline or may decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. No active trading market may exist for floating rate loans, and many loans are subject to restrictions on resale. Any secondary market may be subject to irregular trading activity and extended settlement periods.

     The Fund's investments in certain foreign markets or countries with limited developing markets may subject the Fund to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions.

G.   Insurance-Linked Securities (ILS)

     The Fund invests in event-linked bonds. Event-linked bonds are floating rate debt obligations for which the return of principal and the payment of interest are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude. The trigger event's magnitude may be based on losses to a company or industry, industry

28 Pioneer ILS Interval Fund | Annual Report | 10/31/16 indexes or readings of scientific instruments, or may be based on specified actual losses. If a trigger event occurs, as defined within the terms of an event-linked bond, the Fund may lose a portion or all of its accrued interest and/or principal invested in such event-linked bond. The Fund is entitled to receive principal and interest payments so long as no trigger event occurs of the description and magnitude specified by the instrument. In addition to the specified trigger events, event-linked bonds may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

     The Fund's investments in ILS may include special purpose vehicles ("SPVs") or similar instruments structured to comprise a portion of a reinsurer's catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties ("ILWs"). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange traded instruments.

     Structured reinsurance investments, including quota share instruments, collateralized reinsurance investments and ILWs, generally are subject to the same risks as event-linked bonds. In addition, where the instruments are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for PIM to fully evaluate the underlying risk profile of the Fund's structured reinsurance investments, and therefore the Fund's assets are placed at greater risk of loss than if PIM had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.

H.   Repurchase Agreements

     Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund's collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is

                         Pioneer ILS Interval Fund | Annual Report | 10/31/16 29 held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities. As of the year ended October 31, 2016, the Fund had no open repurchase agreements.

I.   Credit Default Swap Agreements

     A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event on an underlying reference obligation, which may be a single security or a basket or index of securities. The Fund may sell or buy credit default swap contracts to seek to increase the Fund's income, or to attempt to hedge the risk of default on portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices. As a seller of protection, the Fund would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Fund. In return, the Fund would receive from the counterparty a periodic stream of payments during the term of the contract provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Fund would keep the stream of payments and would have no payment obligation. The Fund may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Fund would function as the counterparty referenced above.

     When the Fund enters into a credit default swap contract, the protection buyer makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment made by the Fund, as the protection buyer, is recorded as an asset in the Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses in the Statement of Operations.

     Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses in the Statement of Operations.

30 Pioneer ILS Interval Fund | Annual Report | 10/31/16

     Credit default swap contracts involving the sale of protection may involve greater risks than if the Fund had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a protection buyer and no credit event occurs, it will lose its investment. If the Fund is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Fund, together with the periodic payments received, may be less than the amount the Fund pays to the protection buyer, resulting in a loss to the Fund.

     Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Fund are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Fund is required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as variation margin on centrally cleared swaps on the Statement of Assets and Liabilities.

     There were no open credit default swap contracts at October 31, 2016. The average value of swap contracts open during the year ended October 31, 2016 was $(799).

2. Management Agreement

PIM manages the Fund's portfolio. Management fees payable under the Fund's Advisory Agreement with PIM are calculated daily at the annual rate of 1.75% of the Fund's average daily net assets. For the year ended October 31, 2016, the effective management fee was equivalent to 1.75% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than extraordinary expenses, such as litigation, taxes, brokerage commissions and acquired fund fees and expenses) of the Fund to the extent required to reduce Fund expenses to 2.10% of the average daily net assets attributable to the Fund. Fees waived and expenses reimbursed during the year ended October 31, 2016 are reflected on the Statement of Operations. This expense limitation is in effect through March 1, 2018. There can be no assurance that PIM will extend the expense limitation agreement beyond the date referred to above.

In addition, under PIM's management and administration agreements, certain other services and costs are paid by PIM and reimbursed by the Fund. At October 31, 2016, $31,208 was payable to PIM related to management costs, administrative costs and certain other services is included in "Due to affiliates" on the Statement of Assets and Liabilities.

                         Pioneer ILS Interval Fund | Annual Report | 10/31/16 31

3. Transfer Agent

Boston Financial Data Services, Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts.

In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings and outgoing phone calls. For the year ended October 31, 2016, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Fund                                                                   $  92,620
--------------------------------------------------------------------------------
  Total                                                                $  92,620
================================================================================

4. Forward Foreign Currency Contracts

At October 31, 2016, the Fund had entered into various forward foreign currency contracts that obligate the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency contract, the Fund may close out such contract by entering into an offsetting contract. The average value of forward foreign currency contracts open during the year ended October 31, 2016, was $(776,903).

Open forward foreign currency contracts at October 31, 2016, were as follows:

-----------------------------------------------------------------------------------------------
                                         In
Currency                     Currency    Exchange                      Settlement  Unrealized
Sold             Deliver     Purchased   For         Counterparty      Date        Depreciation
-----------------------------------------------------------------------------------------------
EUR               (35,000)   USD            38,207   JP Morgan         1/12/2017   $  (307)
                                                     Chase Bank NA
EUR              (925,000)   USD         1,009,962   State Street Bank 1/12/2017    (7,896)
                                                     and Trust Company
-----------------------------------------------------------------------------------------------
Total                                                                              $(8,203)
===============================================================================================

Principal amounts are denominated in U.S. Dollars unless otherwise noted:

EUR     Euro

32 Pioneer ILS Interval Fund | Annual Report | 10/31/16

5. Assets and Liabilities Offsetting

The Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs the trading of certain OTC (over-the-counter) derivatives and typically contains, among other things, close-out and set-off provisions which apply upon the occurrence of event of a default and/or termination event as defined under the relevant ISDA Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Fund's credit risk to its counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. However, the Fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which each specific ISDA of each counterparty is subject.

The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a "minimum transfer amount") before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund's custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Fund's collateral obligations, if any, will be reported separately in the Statement of Assets and Liabilities as "Restricted cash." Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.

                         Pioneer ILS Interval Fund | Annual Report | 10/31/16 33

Financial instruments subject to an enforceable master netting agreement such as an ISDA Master Agreement have not been offset on the Statement of Assets and Liabilities. The following charts show gross assets and liabilities of the Fund as of October 31, 2016.

---------------------------------------------------------------------------------------------------
                      Derivative
                      Assets
                      Subject to        Derivatives     Non-Cash     Cash             Net Amount
                      Master Netting    Available       Collateral   Collateral       of Derivative
Counterparty          Agreement         for Offset      Received (a) Received (a)     Assets (b)
---------------------------------------------------------------------------------------------------
JPMorgan Chase
 Bank NA              $--               $--             $--           $--             $--
State Street
 Bank and
 Trust Company         --                --              --            --              --
---------------------------------------------------------------------------------------------------
Total                 $--               $--             $--           $--             $--
===================================================================================================

-----------------------------------------------------------------------------------------------------
                      Derivative
                      Liabilities
                      Subject to        Derivatives     Non-Cash      Cash            Net Amount
                      Master Netting    Available       Collateral    Collateral      of Derivative
Counterparty          Agreement         for Offset      Pledged (a)   Pledged (a)     Liabilities (c)
-----------------------------------------------------------------------------------------------------
JPMorgan Chase
 Bank NA              $  307            $--             $--           $--             $  307
State Street
 Bank and
 Trust Company         7,896             --              --            --              7,896
-----------------------------------------------------------------------------------------------------
Total                 $8,203            $--             $--           $--             $8,203
=====================================================================================================

(a) The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities cannot be less than $0.

(b) Represents the net amount due from the counterparty in the event of default.

(c) Represents the net amount payable to the counterparty in the event of default.

6.   Additional Disclosures about Derivative Instruments and Hedging Activities

The Fund's use of derivatives may subject it to the following risks:

Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

34 Pioneer ILS Interval Fund | Annual Report | 10/31/16

Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Commodity risk relates to the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2016, was as follows:

------------------------------------------------------------------------------------------------
                                                              Foreign
Statement of Assets                    Interest    Credit     Exchange        Equity   Commodity
and Liabilities                        Rate Risk   Risk       Rate Risk       Risk     Risk
------------------------------------------------------------------------------------------------
Liabilities
  Unrealized depreciation of
     forward foreign
     currency contracts                $--         $--        $8,203          $--      $--
------------------------------------------------------------------------------------------------
  Total Value                          $--         $--        $8,203          $--      $--
================================================================================================

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at October 31, 2016 was as follows:

------------------------------------------------------------------------------------------------
                                                              Foreign
Statement of                           Interest    Credit     Exchange        Equity   Commodity
Operations                             Rate Risk   Risk       Rate Risk       Risk     Risk
------------------------------------------------------------------------------------------------
Net realized gain (loss) on
 Swap contracts                        $--         $ 2,042    $    --         $--      $--
 Forward foreign
     currency contracts*                --              --     14,916          --       --
------------------------------------------------------------------------------------------------
 Total Value                           $--         $ 2,042    $14,916         $--      $--
================================================================================================
Change in net unrealized
 appreciation (depreciation) on
 Forward foreign currency contracts*   $--         $    --    $ 8,203         $--      $--
------------------------------------------------------------------------------------------------
 Total Value                           $--         $    --    $ 8,203         $--      $--
================================================================================================

* Included in the amount shown on the Statement of Operations as forward foreign currency contracts and other assets and liabilities denominated in foreign currencies.

                         Pioneer ILS Interval Fund | Annual Report | 10/31/16 35

7. Repurchase Offers

The Fund is a closed-end "interval" fund. The Fund has adopted, pursuant to Rule 23c-3 under the 1940 Act, a fundamental policy, which cannot be changed without shareholder approval, requiring the Fund to offer to repurchase at least 5% and up to 25% of the Fund's outstanding shares at NAV on a regular schedule.

The Fund is required to make repurchase offers every three months. Quarterly repurchase offers occur in the months of January, April, July and October. The Fund will typically seek to conduct quarterly repurchase offers for 10% of the Fund's outstanding shares at their NAV per share unless the Fund's Board of Trustees has approved a higher or lower amount for that repurchase offer. Repurchase offers in excess of 5% are made solely at the discretion of the Fund's Board of Trustees and investors should not rely on any expectation of repurchase offers in excess of 5%. Even though the Fund makes quarterly repurchase offers investors should consider the Fund's shares illiquid.

In the event a repurchase offer by the Fund is oversubscribed, the Fund may repurchase, but is not required to repurchase, additional shares up to a maximum amount of 2% of the outstanding shares of the Fund. If the Fund determines not to repurchase additional shares beyond the repurchase offer amount, or if shareholders submit for repurchase an amount of shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the shares submitted for repurchase on a pro rata basis.

Shares repurchased during the year ended October 31, 2016 were as follows:

----------------------------------------------------------------------------------------------------------
                                                  Percentage
                                                  of
                                                  Outstanding   Amount
                                      NAV on      Shares        of Shares
Commence-   Repurchase   Repurchase   Repurchase  the Fund      the Fund        Percentage   Number
ment        Request      Pricing      Pricing     Offered to    Offered to      of Shares    of Shares
Date        Deadline     Date         Date        Repurchase    Repurchase      Tendered     Tendered
----------------------------------------------------------------------------------------------------------
10/16/15    11/10/15     11/20/15     $10.73      10%             682,638.151    3.0643%        20,918.226
----------------------------------------------------------------------------------------------------------
1/15/16     2/9/16       2/19/16      $10.43      10%             930,889.085   13.1419%       122,337.331
----------------------------------------------------------------------------------------------------------
4/15/16     5/10/16      5/20/16      $10.60      10%           1,049,769.063   10.1191%       106,227.867
----------------------------------------------------------------------------------------------------------
7/22/16     8/16/16      8/26/16      $10.73      10%           1,334,452.715   90.9530%     1,213,725.824
----------------------------------------------------------------------------------------------------------

For information regarding the repurchase offer with a commencement date of 10/28/16, see Additional Information.

36 Pioneer ILS Interval Fund | Annual Report | 10/31/16

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and the Shareowners of
Pioneer ILS Interval Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer ILS Interval Fund as of October 31, 2016, and the related statements of operations and cash flows for the year then ended, and the statements of changes in net assets and the financial highlights for the year ended October 31, 2016, and for the period from December 22, 2014 (commencement of operations) to October 31, 2015. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer ILS Interval Fund as of October 31, 2016, the results of its operations and its cash flows for the year then ended and the changes in its net assets and the financial highlights for the year ended October 31, 2016, and for the period from December 22, 2014 (commencement of operations) to October 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
December 23, 2016

                         Pioneer ILS Interval Fund | Annual Report | 10/31/16 37

Additional Information (unaudited)

Qualified interest income is exempt from nonresident alien (NRA) tax withholding. The percentage of the Fund's ordinary income distributions derived from qualified interest income was 12.37%.

Information regarding the repurchase offer with a commencement date of 10/28/16 was as follows:

----------------------------------------------------------------------------------------------------------
                                                   Percentage
                                                   of
                                                   Outstanding   Amount
                                      NAV on       Shares        of Shares
Commence-   Repurchase   Repurchase   Repurchase   the Fund      the Fund         Percentage   Number
ment        Request      Pricing      Pricing      Offered to    Offered to       of Shares    of Shares
Date        Deadline     Date         Date         Repurchase    Repurchase       Tendered     Tendered
----------------------------------------------------------------------------------------------------------
10/28/16    11/22/16     12/2/16      $11.23       10%           1,475,526.684    63.3443%     934,661.629
----------------------------------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (the "Adviser"), the Fund's investment adviser, is currently an indirect, wholly owned subsidiary of UniCredit S.p.A. ("UniCredit"). On December 12, 2016, UniCredit announced that it has entered into a binding agreement for the sale of its Pioneer Investments business, which includes the Adviser, to Amundi (the "Transaction"). Amundi is headquartered in Paris, France, and, as of September 30, 2016, had more than $1.1 trillion in assets under management worldwide. The closing of the Transaction is expected to happen in 2017, subject to certain regulatory and antitrust approvals, and other conditions.

Under the Investment Company Act of 1940, the closing of the Transaction will cause the Fund's current investment advisory agreement with the Adviser to terminate. Accordingly, the Fund's Board of Trustees will be asked to approve a new investment advisory agreement for the Fund. If approved by the Board, the Fund's new investment advisory agreement will be submitted to the shareholders of the Fund for their approval.

38 Pioneer ILS Interval Fund | Annual Report | 10/31/16

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer ILS Interval Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in January 2016 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2016 and May 2016. In addition, the Trustees reviewed and discussed the Fund's performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund's investment advisory agreement.

In March 2016, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment advisory agreement, and reviewed and discussed the qualifications of the investment management teams, as well as the level of investment by the Fund's portfolio managers in the Fund. In May 2016, the Trustees, among other things, reviewed the Fund's management fee and total expense ratios, the financial statements of PIM and its parent companies, the profitability analyses provided by PIM, and possible economies of scale. The Trustees also reviewed the profitability of the institutional business of PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer"), as compared to that of PIM's fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Pioneer's institutional accounts, as well as the different services provided by PIM to the Fund and by Pioneer to the institutional accounts. The Trustees further considered contract review materials in July and September 2016.

At a meeting held on September 13, 2016, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In approving the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

                         Pioneer ILS Interval Fund | Annual Report | 10/31/16 39

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

In considering the Fund's performance, the Trustees regularly review and discuss throughout the year data prepared by PIM and information comparing the Fund's performance with the performance of its peer group of funds as classified by each of Morningstar, Inc. (Morningstar) and Lipper, and with the performance of the Fund's benchmark index. They also discuss the Fund's performance with PIM on a regular basis. The Trustees' regular reviews and discussions were factored into the Trustees' deliberations concerning the renewal of the advisory agreement.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. In all quintile rankings referred to below, first quintile is most favorable to the Fund's shareowners.

40 Pioneer ILS Interval Fund | Annual Report | 10/31/16

The Trustees considered that the Fund's management fee for the most recent fiscal year was in the fifth quintile relative to the management fees paid by other funds in its Strategic Insight peer group for the comparable period. The Trustees considered that the expense ratio of the Fund for the most recent fiscal year was in the fifth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted the investment management expertise and resources required to implement the Fund's complex investment strategy. The Trustees also considered that the Fund did not have a clear cut peer group. The Trustees also noted the Fund's relatively small asset size compared to most of the other funds in its peer groups, and that the Fund has not been able to take advantage of the economies of scale afforded by greater asset size.

The Trustees reviewed management fees charged by Pioneer to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Fund and non-Fund services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and Pioneer's management of the other client accounts.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM to the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results, including the profit margins, realized by

                         Pioneer ILS Interval Fund | Annual Report | 10/31/16 41

PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Funds.

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. Pioneer is the principal U.S. asset management business of Pioneer Global Asset Management, the worldwide asset management business of UniCredit Group, which manages over $150 billion in assets (including the Funds). Pioneer and the Funds receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Funds, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Pioneer as a result of its relationship with the Funds were reasonable and their consideration of the advisory agreement between the Fund and PIM and the fees thereunder were unaffected by Pioneer's possible receipt of any such intangible benefits.

42 Pioneer ILS Interval Fund | Annual Report | 10/31/16

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.

                         Pioneer ILS Interval Fund | Annual Report | 10/31/16 43

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
DST Systems, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-844-391-3034). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

Trustees and Officers

The Fund's Trustees and officers are listed below, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a Trustee of each of the 45 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Statement of Additional Information of the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling 1-844-391-3034.

44 Pioneer ILS Interval Fund | Annual Report | 10/31/16

Independent Trustees

--------------------------------------------------------------------------------------------------------------------------------
Name, Age and                 Term of Office and                                               Other Directorships
Position Held With the Fund   Length of Service   Principal Occupation                         Held by Trustee
--------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (66)          Trustee since 2014. Private investor (2004 - 2008 and 2013 -     Director, Broadridge
Chairman of the Board         Serves until a      present); Chairman (2008 - 2013) and Chief   Financial Solutions, Inc.
and Trustee                   successor trustee   Executive Officer (2008 - 2012), Quadriserv, (investor communications
                              is elected or       Inc. (technology products for securities     and securities processing
                              earlier retirement  lending industry); and Senior Executive      provider for financial
                              or removal.         Vice President, The Bank of New York         services industry) (2009 -
                                                  (financial and securities services) (1986 -  present); Director,
                                                  2004)                                        Quadriserv, Inc. (2005 -
                                                                                               2013); and Commissioner,
                                                                                               New Jersey State Civil
                                                                                               Service Commission (2011 -
                                                                                               present)
--------------------------------------------------------------------------------------------------------------------------------
David R. Bock (72)            Trustee since 2014. Managing Partner, Federal City Capital       Director of New York
Trustee                       Serves until a      Advisors (corporate advisory services        Mortgage Trust
                              successor trustee   company) (1997 - 2004 and 2008 - present);   (publicly-traded mortgage
                              is elected or       Interim Chief Executive Officer, Oxford      REIT) (2004 - 2009, 2012 -
                              earlier retirement  Analytica, Inc. (privately-held research     present); Director of The
                              or removal.         and consulting company) (2010); Executive    Swiss Helvetia Fund, Inc.
                                                  Vice President and Chief Financial Officer,  (closed-end fund) (2010 -
                                                  I-trax, Inc. (publicly traded health care    present); Director of
                                                  services company) (2004 - 2007); and         Oxford Analytica, Inc.
                                                  Executive Vice President and Chief           (2008 - present); and
                                                  Financial Officer, Pedestal Inc.             Director of Enterprise
                                                  (internet-based mortgage trading company)    Community Investment, Inc.
                                                  (2000 - 2002); Private consultant            (privately-held affordable
                                                  (1995-1997), Managing Director, Lehman       housing finance company)
                                                  Brothers (investment banking firm)           (1985 - 2010)
                                                  (1992-1995); and Executive, The World Bank
                                                  (1979-1992)
--------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (72)     Trustee since 2014. William Joseph Maier Professor of Political  Trustee, Mellon
Trustee                       Serves until a      Economy, Harvard University (1972 -          Institutional Funds
                              successor trustee   present)                                     Investment Trust and
                              is elected or                                                    Mellon Institutional Funds
                              earlier retirement                                               Master Portfolio (oversaw
                              or removal.                                                      17 portfolios in fund
                                                                                               complex) (1989-2008)
--------------------------------------------------------------------------------------------------------------------------------

                         Pioneer ILS Interval Fund | Annual Report | 10/31/16 45

--------------------------------------------------------------------------------------------------------------------------------
Name, Age and                 Term of Office and                                               Other Directorships
Position Held With the Fund   Length of Service   Principal Occupation                         Held by Trustee
--------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (69)     Trustee since 2014. Founding Director, Vice President and        None
Trustee                       Serves until a      Corporate Secretary, The Winthrop Group,
                              successor trustee   Inc. (consulting firm) (1982 - present);
                              is elected or       Desautels Faculty of Management, McGill
                              earlier retirement  University (1999 - present); and Manager of
                              or removal.         Research Operations and Organizational
                                                  Learning, Xerox PARC, Xerox's advance
                                                  research center (1990-1994)
--------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (68)      Trustee since 2014. President and Chief Executive Officer,       Director of New America High
Trustee                       Serves until a      Newbury Piret Company (investment banking    Income Fund, Inc.
                              successor trustee   firm) (1981 - present)                       (closed-end investment
                              is elected or                                                    company) (2004 - present);
                              earlier retirement                                               and Member, Board of
                              or removal.                                                      Governors, Investment
                                                                                               Company Institute (2000 -
                                                                                               2006)
--------------------------------------------------------------------------------------------------------------------------------
Fred J. Ricciardi (69)        Trustee since 2014. Consultant (investment company services)     None
Trustee                       Serves until a      (2012 - present); Executive Vice President,
                              successor trustee   BNY Mellon (financial and investment company
                              is elected or       services) (1969 - 2012); Director, BNY
                              earlier retirement  International Financing Corp. (financial
                              or removal.         services) (2002 - 2012); and Director,
                                                  Mellon Overseas Investment Corp. (financial
                                                  services) (2009 - 2012)
--------------------------------------------------------------------------------------------------------------------------------

46 Pioneer ILS Interval Fund | Annual Report | 10/31/16

Interested Trustee

---------------------------------------------------------------------------------------------------------------------------------
Name, Age and                 Term of Office and   Principal Occupation                        Other Directorships
Position Held With the Fund   Length of Service                                                Held by Trustee
---------------------------------------------------------------------------------------------------------------------------------
Kenneth J. Taubes (58)*       Trustee since 2014. Director and Executive Vice President        None
Trustee                       Serves until a      (since 2008) and Chief Investment Officer,
                              successor trustee   U.S. (since 2010) of PIM-USA; Executive
                              is elected or       Vice President of Pioneer (since 2008);
                              earlier retirement  Executive Vice President of Pioneer
                              or removal.         Institutional Asset Management, Inc.
                                                  (since 2009); and Portfolio Manager of
                                                  Pioneer (since 1999)
---------------------------------------------------------------------------------------------------------------------------------

* Mr. Taubes is an Interested Trustee because he is an officer of the Fund's investment adviser and certain of its affiliates.

                         Pioneer ILS Interval Fund | Annual Report | 10/31/16 47

Advisory Trustee

---------------------------------------------------------------------------------------------------------------------------------
Name, Age and                 Term of Office and                                               Other Directorships
Position Held With the Fund   Length of Service   Principal Occupation                         Held by Trustee
---------------------------------------------------------------------------------------------------------------------------------
Lorraine Monchak (60)**       Advisory Trustee    Chief Investment Officer, 1199 SEIU Funds    Trustee of Pioneer
Advisory Trustee              since 2014.         (healthcare workers union pension funds)     closed-end investment
                                                  (2001 - present); Vice President -           companies (5 portfolios)
                                                  International Investments Group, American    (Sept. 2015 - present)
                                                  International Group, Inc. (insurance
                                                  company) (1993 - 2001); Vice President
                                                  Corporate Finance and Treasury Group,
                                                  Citibank, N.A.(1980 - 1986 and 1990 -
                                                  1993); Vice President - Asset/Liability
                                                  Management Group, Federal Farm Funding
                                                  Corporation (government-sponsored issuer of
                                                  debt securities) (1988 - 1990); Mortgage
                                                  Strategies Group, Shearson Lehman Hutton,
                                                  Inc. (investment bank) (1987 - 1988); and
                                                  Mortgage Strategies Group, Drexel Burnham
                                                  Lambert, Ltd. (investment bank) (1986 -
                                                  1987)
---------------------------------------------------------------------------------------------------------------------------------

**   Ms. Monchak is a non-voting advisory trustee.

48 Pioneer ILS Interval Fund | Annual Report | 10/31/16

Fund Officers

---------------------------------------------------------------------------------------------------------------------------------
Name, Age and                 Term of Office and                                               Other Directorships
Position Held With the Fund   Length of Service   Principal Occupation                         Held by Officer
---------------------------------------------------------------------------------------------------------------------------------
Lisa M. Jones (54)            Since 2014.         Chair, Director, CEO and President of        Trustee of Pioneer
President and                 Serves at the       Pioneer Investment Management-USA (since     closed-end investment
Chief Executive Officer       discretion of the   September 2014); Chair, Director, CEO and    companies (5 portfolios)
                              Board.              President of Pioneer Investment Management,  (Sept. 2015 - present)
                                                  Inc. (since September 2014); Chair,
                                                  Director, CEO and President of Pioneer
                                                  Funds Distributor, Inc. (since September
                                                  2014); Chair, Director, CEO and President
                                                  of Pioneer Institutional Asset Management,
                                                  Inc. (since September 2014); and Chair,
                                                  Director, and CEO of Pioneer Investment
                                                  Management Shareholder Services, Inc.
                                                  (since September 2014); Managing Director,
                                                  Morgan Stanley Investment Management (2010
                                                  - 2013); and Director of Institutional
                                                  Business, CEO of International, Eaton Vance
                                                  Management (2005 - 2010)
---------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (51)    Since 2014.         Vice President and Associate General         None
Secretary and Chief Legal     Serves at the       Counsel of Pioneer since January 2008;
Officer                       discretion of the   Secretary and Chief Legal Officer of all of
                              Board.              the Pioneer Funds since June 2010;
                                                  Assistant Secretary of all of the Pioneer
                                                  Funds from September 2003 to May 2010; and
                                                  Vice President and Senior Counsel of
                                                  Pioneer from July 2002 to December 2007
---------------------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (55)        Since 2014. Serves  Fund Governance Director of Pioneer since    None
Assistant Secretary           at the discretion   December 2006 and Assistant Secretary of
                              of the Board.       all the Pioneer Funds since June 2010;
                                                  Manager - Fund Governance of Pioneer from
                                                  December 2003 to November 2006; and Senior
                                                  Paralegal of Pioneer from January 2000 to
                                                  November 2003
---------------------------------------------------------------------------------------------------------------------------------
Thomas Reyes (53)             Since 2014.         Senior Counsel of Pioneer since May 2013     None
Assistant Secretary           Serves at the       and Assistant Secretary of all the Pioneer
                              discretion of the   Funds since June 2010; and Counsel of
                              Board.              Pioneer from June 2007 to May 2013
---------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (56)          Since 2014.         Vice President - Fund Treasury of Pioneer;   None
Treasurer and                 Serves at the       Treasurer of all of the Pioneer Funds since
Chief Financial and           discretion of the   March 2008; Deputy Treasurer of Pioneer
Accounting Officer            Board.              from March 2004 to February 2008; and
                                                  Assistant Treasurer of all of the Pioneer
                                                  Funds from March 2004 to February 2008
---------------------------------------------------------------------------------------------------------------------------------

                         Pioneer ILS Interval Fund | Annual Report | 10/31/16 49

---------------------------------------------------------------------------------------------------------------------------------
Name, Age and                 Term of Office and                                               Other Directorships
Position Held With the Fund   Length of Service   Principal Occupation                         Held by Officer
---------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (51)         Since 2014.         Director - Fund Treasury of Pioneer; and     None
Assistant Treasurer           Serves at the       Assistant Treasurer of all of the Pioneer
                              discretion of the   Funds
                              Board.
---------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (58)            Since 2014.         Fund Accounting Manager - Fund Treasury of   None
Assistant Treasurer           Serves at the       Pioneer; and Assistant Treasurer of all of
                              discretion of the   the Pioneer Funds
                              Board.
---------------------------------------------------------------------------------------------------------------------------------
David F. Johnson (36)         Since 2014.         Fund Administration Manager - Fund Treasury  None
Assistant Treasurer           Serves at the       of Pioneer since November 2008; Assistant
                              discretion of the   Treasurer of all of the Pioneer Funds since
                              Board.              January 2009; and Client Service Manager -
                                                  Institutional Investor Services at State
                                                  Street Bank from March 2003 to March 2007
---------------------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (64)          Since 2014.         Chief Compliance Officer of Pioneer and of   None
Chief Compliance Officer      Serves at the       all the Pioneer Funds since March 2010;
                              discretion of the   Chief Compliance Officer of Pioneer
                              Board.              Institutional Asset Management, Inc. since
                                                  January 2012; Chief Compliance Officer of
                                                  Vanderbilt Capital Advisors, LLC since July
                                                  2012: Director of Adviser and Portfolio
                                                  Compliance at Pioneer since October 2005;
                                                  and Senior Compliance Officer for Columbia
                                                  Management Advisers, Inc. from October 2003
                                                  to October 2005
---------------------------------------------------------------------------------------------------------------------------------
Kelly O'Donnell (45)          Since 2014.         Director - Transfer Agency Compliance of     None
Anti-Money Laundering         Serves at the       Pioneer and Anti-Money Laundering
Officer                       discretion of       Officer of all the Pioneer Funds since 2006
                              the Board.
---------------------------------------------------------------------------------------------------------------------------------

50 Pioneer ILS Interval Fund | Annual Report | 10/31/16

                           This page for your notes.

                         Pioneer ILS Interval Fund | Annual Report | 10/31/16 51

                           This page for your notes.

52 Pioneer ILS Interval Fund | Annual Report | 10/31/16

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-844-391-3034

Write to us:
--------------------------------------------------------------------------------
DST Systems, Inc.
P.O. Box 219695
Kansas City, MO 64121

Our toll-free fax                                                 1-855-247-7422

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2016 Pioneer Investments 28991-01-1216


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

The audit fees for the Fund were $118,400 payable to Deloitte & Touche LLP for the year ended
October 31, 2016 and $115,509 for the year ended October 31, 2015.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no audit-related services in 2016 or 2015.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

The tax fees for the Fund were $8,778
payable to Deloitte & Touche LLP for the year ended
October 31, 2016 and $8,750 for the year ended October 31, 2015.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no other fees in 2016 or 2015.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended October 31 2016 and 2015, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund were $8,778 payable to Deloitte & Touche LLP for the year ended
October 31, 2016 and $8,750 for the year ended October 31, 2015.

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

During the period covered by this report, there were no purchases made by or on behalf of the registrant or any affiliated purchaser as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934 (the Exchange Act), of shares of the registrants equity securities that are registered by the registrant pursuant to
Section 12 of the Exchange Act.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer ILS Interval Fund


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date December 29, 2016


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date December 29, 2016


By (Signature and Title)* /s/ Mark E. Bradley
Mark E. Bradley, Treasurer & Chief Accounting & Financial Officer

Date December 29, 2016

* Print the name and title of each signing officer under his or her signature.